OPERATING SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Schedule of Segment Revenue

	Three months ended June 30,						Six months ended June 30,
	2021			2020			2021			2020
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	907	(3)	904	565	(1)	564	1,673	(5)	1,668	1,317	(4)	1,313
A&T	287	(13)	274	250	(3)	247	532	(24)	508	609	(13)	596
AS&I	345	(5)	340	222	(2)	220	695	(12)	683	564	(5)	559
Total	1,539	(21)	1,518	1,037	(6)	1,031	2,900	(41)	2,859	2,490	(22)	2,468

Schedule of Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2021	2020	2021	2020
P&ARP		94	58	162	124
A&T		42	31	61	83
AS&I		41	(1)	79	33
H&C		(7)	(7)	(11)	(12)
Adjusted EBITDA		170	81	291	228
Metal price lag (A)		54	(25)	85	(40)
Start-up and development costs (B)		—	(2)	—	(4)
Share based compensation costs		(3)	(5)	(7)	(8)
Losses on pension plan amendments	18	(2)	(2)	(2)	(2)
Depreciation and amortization	12, 13	(65)	(66)	(128)	(132)
Impairment of assets	12, 13	—	(5)	—	(5)
Restructuring costs	5	(2)	(11)	(3)	(11)
Unrealized gains / (losses) on derivatives		16	43	44	(10)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	5	(1)	1	1	(1)
Other (C)		—	(10)	—	(10)
Income / (loss) from operations		167	(1)	281	5
Finance costs - net	7	(37)	(42)	(92)	(87)
Income / (loss) before tax		130	(43)	189	(82)
Income tax (expense) / benefit	8	(22)	11	(33)	19
Net income / (loss)		108	(32)	156	(63)
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.
(B)Start-up and development costs, for the six months ended June 30, 2020 were related to new projects in our AS&I operating segment.
(C)Other, in the six months ended June 30, 2020, included €5 million of procurement penalties and termination fees incurred because of the Group's inability to fulfill certain commitments due to the COVID-19 pandemic and a €5 million loss resulting from the discontinuation of hedge accounting for certain forecasted sales that were determined to be no longer expected to occur in light of the COVID-19 pandemic effects.

Schedule of Segment Capital Expenditures

	Six months ended June 30,
(in millions of Euros)	2021	2020
P&ARP	(27)	(38)
A&T	(21)	(25)
AS&I	(24)	(35)
H&C	(2)	(2)
Capital expenditures	(74)	(100)

Schedule of Segment Assets

(in millions of Euros)	At June 30, 2021	At December 31, 2020
P&ARP	1,983	1,733
A&T	857	765
AS&I	698	668
H&C	386	274
Segment assets	3,924	3,440
Deferred income tax assets	162	193
Cash and cash equivalents	290	439
Other financial assets	79	57
Total Assets	4,455	4,129